INVESTMENTS - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jul. 27, 2020	Mar. 27, 2020
Disclosure of Investments [Line Items]
Number of shares issued			10,994,000	4,662,675
Gains (losses) on disposals of investments	$ 168,000	$ (3,000)
Golden Predator [Member]
Disclosure of Investments [Line Items]
Gains (losses) on disposals of investments	$ 68,000
Banyan Gold corp [Member]
Disclosure of Investments [Line Items]
Number of shares issued	14,917,466	11,136,644
Gains (losses) recognised in profit or loss, fair value measurement, assets	$ 1,924,000	$ 547,000
Warrants [Member] | Banyan Gold corp [Member]
Disclosure of Investments [Line Items]
Gains (losses) on disposals of investments	$ 169,000	$ (3,000)